Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ (8,004,730)	$ 1,275,882	$ 1,296,203